13. INCOME AND SOCIAL CONTRIBUTION TAXES (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Tax loss carryforwards (corporate income tax)	R$ 1,724.0	R$ 1,438.9
Negative calculation basis (social contribution tax)	652.4	401.4
Temporary differences
Total net deferred tax assets	1,519.7	1,369.4
Business combination - Sadia	(724.0)	(727.1)
Business combination - AKF	(19.2)	(17.8)
Business combination - Danica and Avex	0.0	(4.5)
Business combination - Invicta	0.0	(30.9)
Business combination - Other companies	(20.4)	(35.8)
Other - exchange rate variation	(60.8)	(54.9)
Other temporary differences	(35.8)	(27.4)
Deferred income taxes	65.8	155.3
Total deferred tax	1,453.9	1,214.1	R$ 947.0
Provisions for tax, civil and labor risks [Member]
Temporary differences
Temporary differences assets	323.0	398.0
Suspended collection taxes [Member]
Temporary differences
Temporary differences assets	22.9	12.3
Allowance for doubtful accounts [Member]
Temporary differences
Temporary differences assets	126.6	116.1
Provision for property, plant and equipment losses [Member]
Temporary differences
Temporary differences assets	37.1	6.3
Provision for losses on tax credits [Member]
Temporary differences
Temporary differences assets	62.7	53.2
Provision for other obligations [Member]
Temporary differences
Temporary differences assets	106.9	92.8
Provision for inventory losses [Member]
Temporary differences
Temporary differences assets	39.5	98.6
Employees' benefits plan [Member]
Temporary differences
Temporary differences assets	137.5	127.4
Unrealized losses on derivatives financial instruments [Member]
Temporary differences
Temporary differences assets	30.5	80.4
Unrealized losses on inventories [Member]
Temporary differences
Temporary differences assets	2.4	4.4
Provision for losses - notes receivables [Member]
Temporary differences
Temporary differences assets	6.9	13.7
Business combination - Sadia [Member]
Temporary differences
Temporary differences assets	84.6	206.8
Other temporary differences [Member]
Temporary differences
Temporary differences assets	131.1	96.7
Temporary differences liabilities		(27.4)
Business combination - other companies [Member]
Temporary differences
Temporary differences liabilities		(35.8)
Difference between tax basis and accounting basis of goodwill amortization [Member]
Temporary differences
Temporary differences liabilities	(318.5)	(301.8)
Difference between tax depreciation rate and accounting depreciation rate (useful life) [Member]
Temporary differences
Temporary differences liabilities	(754.1)	(694.2)
Unrealized gains on fair value [Member]
Temporary differences
Temporary differences liabilities	R$ (101.4)	R$ (38.5)